Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Types of assets which Nomura leases under operating leases	The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2021			2022
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(288)	¥66	¥354	¥(292)	¥62
Aircraft	39,736	(1,382)	38,354	10,373	(688)	9,685

Total	¥40,090	¥(1,670)	¥38,420	¥10,727	¥(980)	¥9,747

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
March 31, 2022
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥1,013
1 to 2 years	986
2 to 3 years	986
3 to 4 years	986
4 to 5 years	986
More than 5 years	4,883

Total	¥9,840

Lease expense

	Millions of yen
	Year ended March 31
	2020	2021	2022
Lease expense:
Operating lease costs	¥48,475	¥49,168	¥47,643

Other income and expenses:
Gross sublease income (1)	¥5,377	¥4,638	¥3,464

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Cash payments made by Nomura as lessee

	Millions of yen
	Year ended March 31
	2020	2021	2022
Operating cash flows for operating leases	¥47,212	¥47,584	¥46,565
ROU assets recognized in connection with new operating leases	¥18,026	¥41,279	¥32,208

Schedule of Lessee operating lease liability maturity

Millions of yen
March 31, 2022
Operating leases
Years of payment
Less than 1 year	¥44,493
1 to 2 years	32,034
2 to 3 years	25,850
3 to 4 years	23,507
4 to 5 years	19,254
More than 5 years	63,902

Total undiscounted lease payments	¥209,040
Less: Impact of discounting	(10,909)

Lease liabilities as reported in the consolidated balance sheets	¥198,131

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

	Year ended March 31
	2021	2022
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	1.4%	1.4%
Weighted-average remaining lease term	7.6 years	7.2 years